Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	23,000	$ 3,054,170
Elbit Systems Ltd. (A)	9,700	1,607,872
Huntington Ingalls Industries, Inc.	36,800	6,888,960

		11,551,002

Auto Components - 0.6%
Dana, Inc.	67,950	1,471,797
Gentex Corp.	31,400	985,960
Stoneridge, Inc. (B)	24,000	452,880
Visteon Corp. (B)	22,000	2,233,220

		5,143,857

Banks - 7.3%
Atlantic Union Bankshares Corp.	30,000	1,221,600
Bank of Princeton	14,000	424,760
Berkshire Hills Bancorp, Inc.	87,850	2,599,482
Central Valley Community Bancorp	19,500	436,800
Dime Community Bancshares, Inc.	77,850	2,721,636
First Citizens BancShares, Inc., Class A	24,666	19,216,787
First Community Bankshares, Inc.	72,400	2,259,604
First Merchants Corp.	72,600	3,080,418
Hope Bancorp, Inc.	80,000	1,340,000
Investors Bancorp, Inc.	129,350	2,110,992
Lakeland Bancorp, Inc.	178,850	3,385,630
OceanFirst Financial Corp.	90,800	2,061,160
People’s United Financial, Inc.	67,650	1,311,057
Sandy Spring Bancorp, Inc.	89,100	4,215,321
Sterling Bancorp	104,000	2,734,160
Umpqua Holdings Corp.	166,100	3,368,508
United Bankshares, Inc.	20,700	731,331
United Community Banks, Inc.	103,800	3,673,482
Washington Trust Bancorp, Inc.	19,650	1,121,622
Webster Financial Corp.	47,650	2,706,997
Western Alliance Bancorp	28,200	2,797,158

		63,518,505

Beverages - 0.8%
Molson Coors Beverage Co., Class B	155,200	7,396,832

Biotechnology - 0.6%
Exelixis, Inc. (B)	115,200	2,085,120
United Therapeutics Corp. (B)	13,902	2,806,397

		4,891,517

Building Products - 1.5%
American Woodmark Corp. (B)	34,700	2,079,571
Gibraltar Industries, Inc. (B)	12,850	704,180
Masonite International Corp. (B)	21,800	2,163,432
Owens Corning	33,800	2,998,060
PGT Innovations, Inc. (B)	114,750	2,179,103
Quanex Building Products Corp.	118,250	2,576,667

		12,701,013

Capital Markets - 1.7%
Cboe Global Markets, Inc.	58,100	6,886,593
Piper Sandler Cos.	26,200	4,040,564
Stifel Financial Corp.	49,700	3,722,530

		14,649,687

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.0%
Axalta Coating Systems Ltd. (B)	131,000	$ 3,878,910
Chase Corp.	16,500	1,565,520
Huntsman Corp.	59,700	2,139,051
Trinseo PLC	27,050	1,448,257

		9,031,738

Commercial Services & Supplies - 0.3%
HNI Corp.	40,500	1,698,570
MillerKnoll, Inc.	1,000	38,620
Tetra Tech, Inc.	6,750	939,533

		2,676,723

Communications Equipment - 0.6%
Harmonic, Inc. (B)	101,100	1,087,836
KVH Industries, Inc. (B)	182,500	1,642,500
Silicom Ltd. (B)	58,150	2,612,679

		5,343,015

Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	38,800	3,483,464
EMCOR Group, Inc.	35,800	4,267,718
Granite Construction, Inc.	24,200	870,716

		8,621,898

Consumer Finance - 0.9%
Ally Financial, Inc.	161,305	7,697,475

Containers & Packaging - 2.0%
Berry Global Group, Inc. (B)	58,500	3,944,070
Graphic Packaging Holding Co.	356,900	6,748,979
Sealed Air Corp.	101,700	6,907,464

		17,600,513

Distributors - 0.8%
LKQ Corp.	130,700	7,174,123

Diversified Consumer Services - 0.5%
American Public Education, Inc. (B)	107,200	2,293,008
Stride, Inc. (B)	59,345	2,081,229

		4,374,237

Diversified Telecommunication Services - 0.8%
Liberty Global PLC, Class A (B)	254,400	6,899,328

Electric Utilities - 2.6%
Evergy, Inc.	165,800	10,770,368
OGE Energy Corp.	283,500	10,750,320
Portland General Electric Co.	22,150	1,163,761

		22,684,449

Electrical Equipment - 0.9%
Acuity Brands, Inc.	6,000	1,149,180
LSI Industries, Inc.	219,500	1,633,080
Regal Rexnord Corp.	30,300	4,801,944

		7,584,204

Electronic Equipment, Instruments & Components - 3.2%
Coherent, Inc. (B)	10,000	2,584,800
Flex Ltd. (B)	412,800	6,679,104
Methode Electronics, Inc.	63,950	2,815,718
OSI Systems, Inc. (B)	18,000	1,492,920
Vishay Intertechnology, Inc.	123,100	2,549,401
Vontier Corp.	425,100	11,949,561

		28,071,504

Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Baker Hughes Co.	96,800	$ 2,656,192
Helix Energy Solutions Group, Inc. (B)	132,000	465,960
Helmerich & Payne, Inc.	50,300	1,443,610

		4,565,762

Entertainment - 0.4%
Madison Square Garden Entertainment Corp. (A) (B)	40,000	2,833,200
Madison Square Garden Sports Corp. (B)	5,450	905,082

		3,738,282

Equity Real Estate Investment Trusts - 3.6%
Apple Hospitality, Inc.	171,350	2,763,876
Brandywine Realty Trust	196,700	2,529,562
Community Healthcare Trust, Inc.	34,500	1,564,230
Gaming & Leisure Properties, Inc.	120,526	5,445,365
JBG SMITH Properties	345,296	9,461,110
LXP Industrial Trust	193,200	2,876,748
Physicians Realty Trust	174,900	3,193,674
Piedmont Office Realty Trust, Inc., Class A	50,750	901,320
Sabra Health Care, Inc.	149,800	2,038,778
Summit Hotel Properties, Inc. (B)	93,800	883,596

		31,658,259

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	36,500	834,025

Food Products - 2.9%
Kraft Heinz Co.	235,600	8,434,480
Nomad Foods Ltd. (B)	69,850	1,802,130
Post Holdings, Inc. (B)	135,800	14,370,356
Whole Earth Brands, Inc. (A) (B)	106,000	1,004,880

		25,611,846

Gas Utilities - 1.1%
UGI Corp.	210,600	9,550,710

Health Care Equipment & Supplies - 1.1%
AngioDynamics, Inc. (B)	105,500	2,281,965
Koninklijke Philips NV (A)	119,900	3,990,272
Meridian Bioscience, Inc. (B)	82,500	1,720,125
OraSure Technologies, Inc. (B)	194,000	1,716,900

		9,709,262

Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	81,837	11,146,199
AMN Healthcare Services, Inc. (B)	23,750	2,406,825
Centene Corp. (B)	131,000	10,186,560
Cross Country Healthcare, Inc. (B)	218,100	4,691,331
Encompass Health Corp.	46,150	2,863,146
Laboratory Corp. of America Holdings (B)	39,399	10,691,313
National HealthCare Corp.	7,150	467,610

		42,452,984

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	8,500	1,787,550

Household Durables - 1.9%
Helen of Troy Ltd. (B)	9,350	1,957,235
KB Home	59,100	2,496,975
La-Z-Boy, Inc.	67,100	2,463,241
MDC Holdings, Inc.	34,850	1,766,547
NVR, Inc. (B)	1,200	6,392,664

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	29,900	$ 1,575,431
Sonos, Inc. (A)	13,650	344,253

		16,996,346

Household Products - 0.5%
Spectrum Brands Holdings, Inc.	49,000	4,379,620

Independent Power & Renewable Electricity Producers - 1.2%
Vistra Corp.	486,200	10,604,022

Insurance - 10.0%
Alleghany Corp. (B)	23,600	15,670,400
Allstate Corp.	80,648	9,731,794
American International Group, Inc.	71,300	4,117,575
Arch Capital Group Ltd. (B)	217,900	10,093,128
Everest Re Group Ltd.	11,100	3,145,740
Fidelity National Financial, Inc.	193,100	9,722,585
Loews Corp.	177,800	10,607,548
Markel Corp. (B)	8,813	10,864,138
Old Republic International Corp.	352,650	9,038,419
Selective Insurance Group, Inc.	49,000	3,866,100

		86,857,427

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (B)	57,100	7,796,434

Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	42,100	2,528,947

IT Services - 1.8%
Euronet Worldwide, Inc. (B)	29,200	3,909,588
FleetCor Technologies, Inc. (B)	42,600	10,149,876
Perficient, Inc. (B)	13,750	1,441,275

		15,500,739

Leisure Products - 0.7%
BRP, Inc.	1,000	83,120
MasterCraft Boat Holdings, Inc. (B)	127,400	3,239,782
Polaris, Inc.	23,450	2,640,235

		5,963,137

Machinery - 1.5%
Altra Industrial Motion Corp.	41,500	2,003,620
Columbus McKinnon Corp.	60,050	2,598,964
Douglas Dynamics, Inc.	37,750	1,379,007
Gencor Industries, Inc. (B)	73,450	821,171
Miller Industries, Inc.	26,650	838,676
Mueller Industries, Inc.	84,250	4,352,355
Oshkosh Corp.	8,000	910,480

		12,904,273

Media - 5.5%
Altice USA, Inc., Class A (B)	613,400	8,845,228
Discovery, Inc., Class C (B)	177,200	4,846,420
DISH Network Corp., Class A (B)	222,100	6,973,940
Fox Corp., Class A	173,200	7,033,652
Liberty Broadband Corp., Class C (B)	70,064	10,398,198
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	203,673	9,476,905

		47,574,343

Metals & Mining - 1.9%
Commercial Metals Co.	85,650	2,864,136
Kaiser Aluminum Corp.	26,850	2,570,887
Kinross Gold Corp. (A)	636,800	3,438,720
Schnitzer Steel Industries, Inc., Class A	46,300	1,812,182

Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
TimkenSteel Corp. (B)	122,850	$ 1,723,586
U.S. Steel Corp. (A)	209,800	4,347,056

		16,756,567

Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	1,056,442	8,345,892

Multi-Utilities - 3.2%
CenterPoint Energy, Inc.	407,800	11,565,208
NiSource, Inc.	398,738	11,635,175
NorthWestern Corp. (A)	79,750	4,635,070

		27,835,453

Multiline Retail - 1.0%
Dollar Tree, Inc. (B)	64,500	8,463,690

Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp. (A)	58,100	3,960,677
Delek US Holdings, Inc. (B)	55,200	856,704
Devon Energy Corp.	72,200	3,651,154
EQT Corp. (B)	195,340	4,150,975
HollyFrontier Corp. (B)	183,300	6,444,828
Kinder Morgan, Inc.	161,400	2,801,904
Magnolia Oil & Gas Corp., Class A	236,450	5,114,413
Ovintiv, Inc.	65,300	2,533,640
REX American Resources Corp. (B)	29,000	2,796,470
Williams Cos., Inc.	346,800	10,383,192

		42,693,957

Paper & Forest Products - 0.7%
Glatfelter Corp.	116,000	2,013,760
West Fraser Timber Co. Ltd. (A)	45,000	4,159,800

		6,173,560

Personal Products - 0.1%
Medifast, Inc.	3,500	695,485

Pharmaceuticals - 3.1%
BioDelivery Sciences International, Inc. (B)	435,150	1,592,649
Innoviva, Inc. (B)	84,150	1,348,925
Jazz Pharmaceuticals PLC (B)	20,300	2,819,873
Organon & Co.	285,700	9,116,687
Perrigo Co. PLC	104,200	3,966,894
Viatris, Inc.	534,065	7,994,953

		26,839,981

Professional Services - 2.3%
ASGN, Inc. (B)	27,650	3,176,155
FTI Consulting, Inc. (B)	11,750	1,713,268
Heidrick & Struggles International, Inc.	62,600	2,740,002
ICF International, Inc.	38,100	3,596,259
KBR, Inc.	95,200	4,131,680
Leidos Holdings, Inc.	24,450	2,187,052
Science Applications International Corp.	25,900	2,124,577

		19,668,993

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	86,500	1,324,315

Road & Rail - 0.3%
AMERCO	4,250	2,588,038

Semiconductors & Semiconductor Equipment - 3.2%
AXT, Inc. (B)	45,000	337,050
Cohu, Inc. (B)	112,450	3,708,601
MagnaChip Semiconductor Corp. (B)	178,500	3,175,515

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc. (B)	16,150	$ 969,323
MKS Instruments, Inc.	18,000	2,795,940
NeoPhotonics Corp. (B)	100,250	1,539,840
Onto Innovation, Inc. (B)	31,550	2,888,087
Qorvo, Inc. (B)	17,000	2,333,760
Silicon Motion Technology Corp., ADR	60,100	4,747,900
Teradyne, Inc.	11,500	1,350,445
Tower Semiconductor Ltd. (B)	91,000	3,125,850
Universal Display Corp.	7,100	1,089,921

		28,062,232

Software - 2.3%
CDK Global, Inc.	209,700	9,010,809
NCR Corp. (B)	63,426	2,413,994
Progress Software Corp.	42,600	1,938,726
SS&C Technologies Holdings, Inc.	83,200	6,645,184

		20,008,713

Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A (B)	96,500	3,763,500
Academy Sports & Outdoors, Inc. (B)	20,050	779,945
American Eagle Outfitters, Inc. (A)	142,350	3,249,850
Foot Locker, Inc.	35,700	1,595,076
Hibbett, Inc.	13,000	801,450
O’Reilly Automotive, Inc. (B)	7,900	5,148,825
Ross Stores, Inc.	53,700	5,249,175
Urban Outfitters, Inc. (B)	96,400	2,768,608
Williams-Sonoma, Inc.	18,150	2,913,801

		26,270,230

Technology Hardware, Storage & Peripherals - 0.7%
Turtle Beach Corp. (B)	35,600	723,392
Western Digital Corp. (B)	104,300	5,396,482

		6,119,874

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (B)	4,750	1,521,092
Steven Madden Ltd.	54,600	2,246,244

		3,767,336

Thrifts & Mortgage Finance - 1.1%
Provident Financial Services, Inc.	83,100	2,008,527
TrustCo Bank Corp.	76,800	2,603,520
Washington Federal, Inc.	130,400	4,566,608

		9,178,655

Trading Companies & Distributors - 0.3%
AerCap Holdings NV (B)	41,372	2,606,436

Total Common Stocks (Cost $628,600,525)		846,024,995

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (C)	5,884,054	5,884,054

Total Other Investment Company (Cost $5,884,054)		5,884,054

Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.5%

Fixed Income Clearing Corp., 0.00% (C), dated 01/31/2022, to be repurchased at $22,189,870 on 02/01/2022. Collateralized by U.S. Government Obligations, 1.75% - 2.88%, due 01/15/2028 - 05/15/2028, and with a total value of $22,633,786.

$ 22,189,870	$ 22,189,870

Total Repurchase Agreement (Cost $22,189,870)	22,189,870

Total Investments (Cost $656,674,449)	874,098,919
Net Other Assets (Liabilities) - (0.3)%	(2,785,970)

Net Assets - 100.0%	$ 871,312,949

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$846,024,995	$—	$—	$846,024,995
Other Investment Company	5,884,054	—	—	5,884,054
Repurchase Agreement	—	22,189,870	—	22,189,870

Total Investments	$851,909,049	$22,189,870	$—	$874,098,919

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,747,950, collateralized by cash collateral of $5,884,054 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,523,251. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2022.
(D)

There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5